UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2022

Date of reporting period:	January 1, 2022 – June 30, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Putnam VT High Yield Fund

Semiannual report

6 | 30 | 22

Message from the Trustees

August 5, 2022

Dear Shareholder:

Financial markets are reminding us that the journey to long-term returns often involves weathering periods of heightened volatility. Both stocks and bonds have experienced sharp declines in the first half of 2022. Inflation has shaken consumer confidence, while higher interest rates are helping to slow the U.S. economy. Globally, the Russia-Ukraine War, supply chain disruptions, and China’s continued deceleration could prolong market volatility.

While this difficult environment may test investors’ patience, you can be confident that Putnam portfolio managers are actively working for you. They are assessing risks while researching new and attractive investment opportunities for your fund.

We also have changes to the Board of Trustees to announce. In July 2022, we welcomed Jennifer Williams Murphy and Marie Pillai as new Trustees. Both have a wealth of investment advisory and executive management experience. We also want to thank our Trustees who retired from the Board on June 30, 2022: Paul Joskow served with us since 1997, and Ravi Akhoury joined the Board in 2009. We wish them well.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Consider these risks before investing: The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Lower-rated bonds may offer higher yields in return for more risk. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/22)

Investment objective

High current income, with a secondary objective of capital growth when consistent with achieving high current income

Net asset value June 30, 2022

Class IA: $5.15	Class IB: $5.10

Annualized total return at net asset value (as of 6/30/22)

			JPMorgan
	Class IA shares	Class IB shares	Developed High
	(2/1/88)	(4/30/98)	Yield Index*
6 months	–13.72%	–13.80%	–13.27%
1 year	–12.47	–12.68	–11.97
5 years	1.72	1.48	2.17
10 years	4.02	3.76	4.63
Life of fund	6.77	6.56	—

Returns for periods of less than one year are not annualized.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* The fund’s benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated BBB or higher is considered investment grade. This table reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Putnam VT High Yield Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/22 to 6/30/22. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, a ssuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/21	0.70%	0.95%
Annualized expense ratio for the six-month
period ended 6/30/22*	0.77%	1.02%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Includes one-time proxy cost of 0.05%.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/22		ended 6/30/22
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.56	$4.71	$3.86	$5.11
Ending value
(after
expenses)	$862.80	$862.00	$1,020.98	$1,019.74

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/22. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

2 Putnam VT High Yield Fund

The fund’s portfolio 6/30/22 (Unaudited)

	Principal
CORPORATE BONDS AND NOTES (81.1%)*	amount	Value

Advertising and marketing services (0.7%)
Clear Channel Outdoor Holdings, Inc.
144A company guaranty sr. unsec.
sub. notes 7.75%, 4/15/28	$250,000	$181,893
Clear Channel Outdoor Holdings, Inc.
144A sr. unsec. notes 7.50%, 6/1/29	260,000	186,956
Terrier Media Buyer, Inc. 144A
company guaranty sr. unsec. notes
8.875%, 12/15/27	680,000	537,207
		906,056
Automotive (1.3%)
Ford Motor Co. sr. unsec. unsub. notes
3.625%, 6/17/31	245,000	189,875
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 5.113%, 5/3/29	320,000	286,872
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 4.271%, 1/9/27	270,000	242,167
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 2.90%, 2/16/28	220,000	177,995
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 4.00%, 11/13/30	735,000	595,537
NESCO Holdings II, Inc. 144A company
guaranty notes 5.50%, 4/15/29	330,000	276,375
		1,768,821
Basic materials (8.3%)
ArcelorMittal SA sr. unsec. unsub.
notes 7.00%, 10/15/39 (France)	525,000	529,594
Axalta Coating Systems, LLC 144A
company guaranty sr. unsec. notes
3.375%, 2/15/29	195,000	159,192
Beacon Roofing Supply, Inc.
144A company guaranty sr. notes
4.50%, 11/15/26	220,000	198,335
Beacon Roofing Supply, Inc. 144A sr.
unsec. unsub. notes 4.125%, 5/15/29	130,000	105,719
Big River Steel, LLC/BRS Finance
Corp. 144A sr. notes 6.625%, 1/31/29	256,000	237,554
Boise Cascade Co. 144A company
guaranty sr. unsec. notes
4.875%, 7/1/30	245,000	214,302
Builders FirstSource, Inc. 144A
company guaranty sr. unsec. bonds
6.375%, 6/15/32	135,000	120,488
Builders FirstSource, Inc. 144A
company guaranty sr. unsec. bonds
4.25%, 2/1/32	320,000	243,574
BWAY Holding Co. 144A sr. unsec.
notes 7.25%, 4/15/25	235,000	205,038
CF Industries, Inc. company guaranty
sr. unsec. bonds 4.95%, 6/1/43	455,000	409,500
Commercial Metals Co. sr. unsec.
notes 4.375%, 3/15/32	165,000	135,147
Compass Minerals International, Inc.
144A company guaranty sr. unsec.
notes 6.75%, 12/1/27	315,000	285,075
Compass Minerals International, Inc.
144A company guaranty sr. unsec.
notes 4.875%, 7/15/24	170,000	157,675
Constellium NV 144A company
guaranty sr. unsec. notes 5.875%,
2/15/26 (France)	250,000	232,500

		Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.		amount	Value

Basic materials cont.
CP Atlas Buyer, Inc. 144A sr. unsec.
notes 7.00%, 12/1/28		$145,000	$104,716
First Quantum Minerals, Ltd. 144A
company guaranty sr. unsec. notes
7.50%, 4/1/25 (Canada)		200,000	189,092
First Quantum Minerals, Ltd. 144A
company guaranty sr. unsec. notes
6.875%, 3/1/26 (Canada)		570,000	524,970
Freeport-McMoRan, Inc. company
guaranty sr. unsec. bonds 4.625%,
8/1/30 (Indonesia)		165,000	153,084
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes
5.45%, 3/15/43 (Indonesia)		325,000	300,641
Graphic Packaging International, LLC
144A company guaranty sr. unsec.
notes 3.75%, 2/1/30		205,000	173,748
Herens Holdco SARL 144A company
guaranty sr. notes 4.75%, 5/15/28
(Luxembourg)		695,000	577,406
Ingevity Corp. 144A company
guaranty sr. unsec. notes
3.875%, 11/1/28		260,000	215,800
Intelligent Packaging Holdco Issuer
LP 144A sr. unsec. notes 9.00%,
1/15/26 (Canada) ‡‡		215,000	189,200
Intelligent Packaging, Ltd., Finco,
Inc./Intelligent Packaging, Ltd.
Co-Issuer, LLC. 144A sr. notes 6.00%,
9/15/28 (Canada)		275,000	227,645
Kleopatra Holdings 2 SCA company
guaranty sr. unsec. notes Ser. REGS,
6.50%, 9/1/26 (Luxembourg)	EUR	240,000	161,747
Louisiana-Pacific Corp. 144A sr.
unsec. notes 3.625%, 3/15/29		$245,000	193,033
LSF11 A5 HoldCo, LLC 144A sr. unsec.
notes 6.625%, 10/15/29		390,000	328,575
Mauser Packaging Solutions Holding
Co. 144A sr. notes 8.50%, 4/15/24		170,000	166,600
Mercer International, Inc. sr. unsec.
notes 5.125%, 2/1/29 (Canada)		275,000	234,748
Novelis Corp. 144A company guaranty
sr. unsec. bonds 3.875%, 8/15/31		70,000	53,913
Novelis Corp. 144A company guaranty
sr. unsec. notes 4.75%, 1/30/30		215,000	178,704
Nufarm Australia, Ltd./Nufarm
Americas, Inc. 144A sr. unsec. notes
5.00%, 1/27/30 (Australia)		75,000	63,375
Olympus Water US Holding Corp.
144A sr. notes 4.25%, 10/1/28		430,000	336,798
Olympus Water US Holding Corp.
144A sr. unsec. notes 6.25%, 10/1/29		380,000	264,037
PMHC II, Inc. 144A sr. unsec. notes
9.00%, 2/15/30		375,000	264,347
SCIH Salt Holdings, Inc. 144A sr. notes
4.875%, 5/1/28		430,000	356,952
SCIH Salt Holdings, Inc. 144A sr.
unsec. notes 6.625%, 5/1/29		155,000	122,480
SCIL IV, LLC/SCIL USA Holdings, LLC
144A sr. notes 5.375%, 11/1/26		240,000	193,200
Sylvamo Corp. 144A company
guaranty sr. unsec. notes
7.00%, 9/1/29		455,000	420,875

Putnam VT High Yield Fund 3

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Basic materials cont.
TMS International Holding Corp. 144A
sr. unsec. notes 6.25%, 4/15/29	$405,000	$293,184
Trinseo Materials Operating SCA/
Trinseo Materials Finance, Inc. 144A
company guaranty sr. unsec. notes
5.125%, 4/1/29 (Luxembourg)	390,000	278,889
Tronox, Inc. 144A company guaranty
sr. unsec. notes 4.625%, 3/15/29	475,000	381,948
Univar Solutions USA, Inc. 144A
company guaranty sr. unsec. notes
5.125%, 12/1/27	380,000	353,662
WR Grace Holdings, LLC 144A
company guaranty sr. notes
4.875%, 6/15/27	325,000	282,828
WR Grace Holdings, LLC 144A sr.
unsec. notes 5.625%, 8/15/29	330,000	242,963
		11,062,853
Broadcasting (3.2%)
Beasley Mezzanine Holdings, LLC
144A company guaranty sr. notes
8.625%, 2/1/26	520,000	390,000
Diamond Sports Group, LLC/
Diamond Sports Finance Co.
144A company guaranty notes
5.375%, 8/15/26	345,000	86,250
Entercom Media Corp. 144A company
guaranty notes 6.75%, 3/31/29	330,000	175,725
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27	260,000	154,727
Gray Escrow II, Inc. 144A sr. unsec.
bonds 5.375%, 11/15/31	675,000	540,830
iHeartCommunications, Inc.
company guaranty sr. unsec. notes
8.375%, 5/1/27	372,569	296,192
Scripps Escrow II, Inc. 144A sr. notes
3.875%, 1/15/29	185,000	155,037
Scripps Escrow II, Inc. 144A sr. unsec.
bonds 5.375%, 1/15/31	210,000	167,486
Scripps Escrow, Inc. 144A
company guaranty sr. unsec. notes
5.875%, 7/15/27	165,000	144,452
Sinclair Television Group, Inc. 144A sr.
bonds 4.125%, 12/1/30	170,000	134,838
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. bonds
3.875%, 9/1/31	515,000	410,069
Sirius XM Radio, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 7/15/28	305,000	263,825
Spanish Broadcasting System, Inc.
144A sr. notes 9.75%, 3/1/26	265,000	210,344
Townsquare Media, Inc. 144A sr. notes
6.875%, 2/1/26	325,000	289,491
Univision Communications, Inc.
144A company guaranty sr. notes
6.625%, 6/1/27	340,000	323,717
Univision Communications, Inc.
144A company guaranty sr. notes
4.50%, 5/1/29	175,000	146,479
Univision Communications, Inc. 144A
sr. notes 7.375%, 6/30/30	90,000	87,975
Urban One, Inc. 144A company
guaranty sr. notes 7.375%, 2/1/28	405,000	346,781
		4,324,218

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Building materials (1.9%)
American Builders & Contractors
Supply Co., Inc. 144A sr. notes
4.00%, 1/15/28	$375,000	$321,191
American Builders & Contractors
Supply Co., Inc. 144A sr. unsec. notes
3.875%, 11/15/29	165,000	132,000
BCPE Ulysses Intermediate, Inc. 144A
sr. unsec. notes 7.75%, 4/1/27 ‡‡	100,000	61,500
JELD-WEN, Inc. 144A company
guaranty sr. unsec. notes
4.875%, 12/15/27	275,000	214,500
LBM Acquisition, LLC 144A
company guaranty sr. unsec. notes
6.25%, 1/15/29	250,000	160,954
Masonite International Corp. 144A
company guaranty sr. unsec. notes
5.375%, 2/1/28	125,000	113,125
Masonite International Corp. 144A
company guaranty sr. unsec. notes
3.50%, 2/15/30	325,000	258,690
MIWD Holdco II, LLC/MIWD Finance
Corp. 144A company guaranty sr.
unsec. notes 5.50%, 2/1/30	170,000	136,810
Standard Industries, Inc. 144A sr.
unsec. bonds 3.375%, 1/15/31	220,000	162,276
Standard Industries, Inc. 144A sr.
unsec. notes 5.00%, 2/15/27	265,000	236,528
Standard Industries, Inc. 144A sr.
unsec. notes 4.75%, 1/15/28	30,000	25,650
Standard Industries, Inc. 144A sr.
unsec. notes 4.375%, 7/15/30	220,000	172,150
Werner FinCo LP/Werner FinCo, Inc.
144A company guaranty sr. unsec.
notes 8.75%, 7/15/25	395,000	343,223
White Cap Buyer, LLC 144A sr. unsec.
notes 6.875%, 10/15/28	240,000	192,000
		2,530,597
Capital goods (7.7%)
Allison Transmission, Inc. 144A
company guaranty sr. unsec. bonds
3.75%, 1/30/31	515,000	412,742
Allison Transmission, Inc. 144A
company guaranty sr. unsec. notes
4.75%, 10/1/27	61,000	55,795
Amsted Industries, Inc. 144A
company guaranty sr. unsec. sub.
notes 5.625%, 7/1/27	100,000	94,000
Amsted Industries, Inc. 144A sr. unsec.
bonds 4.625%, 5/15/30	225,000	191,813
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal Packaging
Finance PLC 144A sr. unsec. notes
4.00%, 9/1/29	200,000	160,500
Bombardier, Inc. 144A sr. unsec. notes
7.875%, 4/15/27 (Canada)	310,000	258,047
Bombardier, Inc. 144A sr. unsec. notes
7.125%, 6/15/26 (Canada)	200,000	164,896
Bombardier, Inc. 144A sr. unsec. notes
6.00%, 2/15/28 (Canada)	125,000	93,675
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25	477,000	472,445

4 Putnam VT High Yield Fund

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Capital goods cont.
Covanta Holding Corp. 144A
company guaranty sr. unsec. notes
4.875%, 12/1/29	$405,000	$329,557
Crown Cork & Seal Co., Inc.
company guaranty sr. unsec. bonds
7.375%, 12/15/26	155,000	158,334
GFL Environmental, Inc. 144A
company guaranty sr. notes 3.50%,
9/1/28 (Canada)	250,000	213,750
GFL Environmental, Inc. 144A
company guaranty sr. unsec. notes
4.75%, 6/15/29 (Canada)	85,000	71,081
GFL Environmental, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 8/1/28 (Canada)	70,000	57,750
GFL Environmental, Inc. 144A sr. notes
5.125%, 12/15/26 (Canada)	305,000	291,671
Granite US Holdings Corp. 144A
company guaranty sr. unsec. notes
11.00%, 10/1/27	315,000	296,100
Great Lakes Dredge & Dock Corp. 144A
company guaranty sr. unsec. notes
5.25%, 6/1/29	375,000	324,440
Howmet Aerospace, Inc. sr. unsec.
unsub. notes 3.00%, 1/15/29	395,000	327,155
Husky III Holding, Ltd. 144A sr. unsec.
notes 13.00%, 2/15/25 (Canada) ‡‡	390,000	378,300
Madison IAQ, LLC 144A sr. notes
4.125%, 6/30/28	90,000	74,335
Madison IAQ, LLC 144A sr. unsec.
notes 5.875%, 6/30/29	560,000	429,139
MajorDrive Holdings IV, LLC 144A sr.
unsec. notes 6.375%, 6/1/29	555,000	380,175
OT Merger Corp. 144A sr. unsec. notes
7.875%, 10/15/29	420,000	241,227
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes
8.50%, 5/15/27	275,000	265,781
Roller Bearing Co. of America, Inc.
144A sr. notes 4.375%, 10/15/29	270,000	229,747
Sensata Technologies BV 144A
company guaranty sr. unsec. notes
4.00%, 4/15/29	575,000	487,313
Staples, Inc. 144A sr. notes
7.50%, 4/15/26	785,000	650,663
Stevens Holding Co., Inc. 144A
company guaranty sr. unsec. notes
6.125%, 10/1/26	345,000	332,063
Terex Corp. 144A company guaranty
sr. unsec. notes 5.00%, 5/15/29	165,000	140,250
Titan Acquisition, Ltd./Titan
Co-Borrower, LLC 144A sr. unsec.
notes 7.75%, 4/15/26 (Canada)	180,000	165,456
TK Elevator Holdco GmbH 144A
company guaranty sr. unsec. notes
7.625%, 7/15/28 (Germany)	256,000	229,760
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 6.375%, 6/15/26	260,000	243,100
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 5.50%, 11/15/27	275,000	233,305
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 4.875%, 5/1/29	345,000	280,844

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Capital goods cont.
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 4.625%, 1/15/29	$245,000	$197,230
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	405,000	390,319
Vertiv Group Corp. 144A company
guaranty sr. notes 4.125%, 11/15/28	460,000	373,483
Waste Pro USA, Inc. 144A sr. unsec.
notes 5.50%, 2/15/26	345,000	306,464
WESCO Distribution, Inc. 144A
company guaranty sr. unsec. unsub.
notes 7.25%, 6/15/28	245,000	242,305
		10,245,010
Commercial and consumer services (1.9%)
ADT Security Corp. 144A sr. notes
4.125%, 8/1/29	305,000	247,527
Allied Universal Holdco LLC/Allied
Universal Finance Corp. 144A sr.
unsec. notes 6.00%, 6/1/29	340,000	246,898
Block, Inc. 144A sr. unsec. bonds
3.50%, 6/1/31	330,000	262,964
Carriage Services, Inc. 144A
company guaranty sr. unsec. notes
4.25%, 5/15/29	235,000	191,115
Gartner, Inc. 144A company guaranty
sr. unsec. bonds 3.75%, 10/1/30	355,000	302,194
Gartner, Inc. 144A company guaranty
sr. unsec. notes 3.625%, 6/15/29	90,000	77,973
GW B-CR Security Corp. 144A sr.
unsec. notes 9.50%, 11/1/27 (Canada)	273,000	249,679
Prime Security Services Borrower,
LLC/Prime Finance, Inc. 144A
company guaranty sr. notes
3.375%, 8/31/27	165,000	135,919
Prime Security Services Borrower,
LLC/Prime Finance, Inc. 144A notes
6.25%, 1/15/28	310,000	259,345
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25	380,000	366,149
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc. 144A
company guaranty sr. unsec. notes
4.625%, 11/1/26	275,000	243,372
		2,583,135
Communication services (6.6%)
Altice Financing SA 144A company
guaranty sr. notes 5.00%, 1/15/28
(Luxembourg)	205,000	165,197
Altice France Holding SA 144A
company guaranty sr. sub. notes
10.50%, 5/15/27 (Luxembourg)	345,000	289,503
Altice France Holding SA 144A
company guaranty sr. unsec. notes
6.00%, 2/15/28 (Luxembourg)	310,000	220,035
Altice France SA 144A company
guaranty sr. notes 5.50%,
10/15/29 (France)	230,000	175,699
Altice France SA 144A company
guaranty sr. notes 5.50%,
1/15/28 (France)	400,000	317,000
Altice France SA 144A company
guaranty sr. notes 5.125%,
7/15/29 (France)	280,000	211,400
CCO Holdings, LLC/CCO Holdings
Capital Corp. sr. unsec. bonds
4.50%, 5/1/32	210,000	170,037

Putnam VT High Yield Fund 5

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Communication services cont.
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
5.375%, 6/1/29	$1,295,000	$1,157,800
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
4.75%, 3/1/30	255,000	218,089
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
4.50%, 8/15/30	145,000	120,390
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. notes
4.25%, 2/1/31	195,000	158,925
CommScope Technologies, LLC 144A
company guaranty sr. unsec. notes
6.00%, 6/15/25	116,000	100,340
CSC Holdings, LLC sr. unsec. unsub.
bonds 5.25%, 6/1/24	1,000,000	935,000
DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. 144A sr. notes
5.875%, 8/15/27	145,000	123,695
DISH DBS Corp. company guaranty sr.
unsec. notes 7.75%, 7/1/26	160,000	124,720
DISH DBS Corp. company guaranty sr.
unsec. unsub. notes 5.125%, 6/1/29	345,000	209,636
DISH DBS Corp. 144A company
guaranty sr. notes 5.75%, 12/1/28	300,000	222,123
DISH DBS Corp. 144A company
guaranty sr. notes 5.25%, 12/1/26	165,000	129,334
Embarq Corp. sr. unsec. unsub. bonds
7.995%, 6/1/36	530,000	398,067
Frontier Communications Corp.
144A company guaranty sr. notes
5.875%, 10/15/27	155,000	139,361
Frontier Communications Corp. 144A
notes 6.75%, 5/1/29	700,000	575,750
Level 3 Financing, Inc. 144A
company guaranty sr. unsec. notes
4.25%, 7/1/28	195,000	156,244
Sprint Capital Corp. company
guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	550,000	578,336
Sprint Corp. company guaranty sr.
unsec. notes 7.625%, 3/1/26	330,000	347,697
T-Mobile USA, Inc. company guaranty
sr. notes 3.75%, 4/15/27	325,000	312,949
T-Mobile USA, Inc. company guaranty
sr. unsec. bonds 2.875%, 2/15/31	230,000	190,953
T-Mobile USA, Inc. company guaranty
sr. unsec. notes 2.625%, 2/15/29	165,000	138,895
T-Mobile USA, Inc. company guaranty
sr. unsec. unsub. bonds 4.75%, 2/1/28	315,000	305,301
Virgin Media Finance PLC 144A
sr. unsec. bonds 5.00%, 7/15/30
(United Kingdom)	200,000	158,500
VZ Secured Financing BV 144A sr.
notes 5.00%, 1/15/32 (Netherlands)	240,000	199,200
Ziggo Bond Co. BV 144A sr. unsec.
notes 6.00%, 1/15/27 (Netherlands)	250,000	221,250
		8,771,426

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Consumer (0.7%)
Scotts Miracle-Gro Co. (The)
company guaranty sr. unsec. notes
4.50%, 10/15/29	$455,000	$373,205
Scotts Miracle-Gro Co. (The) company
guaranty sr. unsec. unsub. bonds
4.375%, 2/1/32	175,000	133,040
Spectrum Brands, Inc. 144A
company guaranty sr. unsec. bonds
5.00%, 10/1/29	240,000	207,538
Spectrum Brands, Inc. 144A
company guaranty sr. unsec. bonds
3.875%, 3/15/31	315,000	253,822
		967,605
Consumer staples (5.2%)
1011778 BC ULC/New Red
Finance, Inc. 144A bonds 4.00%,
10/15/30 (Canada)	215,000	172,538
1011778 BC ULC/New Red Finance,
Inc. 144A company guaranty notes
4.375%, 1/15/28 (Canada)	215,000	187,975
1011778 BC ULC/New Red Finance,
Inc. 144A company guaranty sr. notes
3.875%, 1/15/28 (Canada)	365,000	315,725
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 4.875%, 2/15/30	90,000	77,206
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 4.625%, 1/15/27	170,000	151,864
Albertsons Cos., LLC/Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 7.50%, 3/15/26	365,000	363,076
Brand Energy & Infrastructure
Services, Inc. 144A sr. unsec. notes
8.50%, 7/15/25	165,000	123,210
CDW, LLC/CDW Finance Corp.
company guaranty sr. unsec. notes
3.25%, 2/15/29	330,000	278,246
Fertitta Entertainment, LLC/Fertitta
Entertainment Finance Co., Inc. 144A
company guaranty sr. unsec. notes
6.75%, 1/15/30	150,000	114,750
Herc Holdings, Inc. 144A company
guaranty sr. unsec. notes
5.50%, 7/15/27	450,000	410,805
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25	225,000	220,241
KFC Holding Co./Pizza Hut Holdings,
LLC/Taco Bell of America, LLC 144A
company guaranty sr. unsec. notes
4.75%, 6/1/27	240,000	230,808
Kraft Heinz Foods Co. company
guaranty sr. unsec. notes
5.00%, 7/15/35	222,000	214,904
Kraft Heinz Foods Co. company
guaranty sr. unsec. sub. notes
3.75%, 4/1/30	310,000	285,809
Lamb Weston Holdings, Inc. 144A
company guaranty sr. unsec. notes
4.875%, 5/15/28	220,000	207,044

6 Putnam VT High Yield Fund

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Consumer staples cont.
Lamb Weston Holdings, Inc. 144A
company guaranty sr. unsec. notes
4.125%, 1/31/30	$395,000	$343,650
Match Group Holdings II, LLC 144A sr.
unsec. bonds 5.00%, 12/15/27	164,000	152,024
Match Group Holdings II, LLC 144A sr.
unsec. bonds 3.625%, 10/1/31	145,000	114,188
Match Group Holdings II, LLC 144A sr.
unsec. notes 4.125%, 8/1/30	70,000	58,457
Match Group Holdings II, LLC 144A sr.
unsec. unsub. notes 4.625%, 6/1/28	305,000	276,513
Millennium Escrow Corp. 144A sr.
notes 6.625%, 8/1/26	235,000	189,659
Netflix, Inc. sr. unsec. notes
4.875%, 4/15/28	120,000	112,926
Netflix, Inc. sr. unsec. unsub. notes
5.875%, 11/15/28	445,000	435,081
Newell Brands, Inc. sr. unsec. notes
4.875%, 6/1/25	175,000	172,382
Newell Brands, Inc. sr. unsec. unsub.
notes 4.45%, 4/1/26	295,000	280,991
PECF USS Intermediate Holding
III Corp. 144A sr. unsec. notes
8.00%, 11/15/29	520,000	412,100
Rite Aid Corp. 144A company
guaranty sr. notes 8.00%, 11/15/26	158,000	122,845
Rite Aid Corp. 144A company
guaranty sr. unsec. sub. notes
7.50%, 7/1/25	213,000	172,530
TripAdvisor, Inc. 144A company
guaranty sr. unsec. notes
7.00%, 7/15/25	300,000	290,406
Yum! Brands, Inc. sr. unsec. bonds
5.375%, 4/1/32	100,000	92,260
Yum! Brands, Inc. sr. unsec. sub.
bonds 3.625%, 3/15/31	160,000	134,400
Yum! Brands, Inc. 144A sr. unsec.
bonds 4.75%, 1/15/30	240,000	217,800
		6,932,413
Energy (oil field) (0.5%)
Nabors Industries, Inc. company
guaranty sr. unsec. notes
5.75%, 2/1/25	195,000	171,967
Nabors Industries, Inc. 144A
company guaranty sr. unsec. notes
9.00%, 2/1/25	102,000	101,490
USA Compression Partners LP/
USA Compression Finance Corp.
company guaranty sr. unsec. notes
6.875%, 4/1/26	230,000	209,231
USA Compression Partners LP/USA
Compression Finance Corp. company
guaranty sr. unsec. unsub. notes
6.875%, 9/1/27	150,000	133,125
		615,813
Entertainment (1.9%)
AMC Entertainment Holdings, Inc.
144A company guaranty notes
10.00%, 6/15/26 ‡‡	340,000	225,743
AMC Entertainment Holdings, Inc.
144A company guaranty sr. notes
7.50%, 2/15/29	145,000	122,525

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Entertainment cont.
CDI Escrow Issuer, Inc. 144A sr. unsec.
notes 5.75%, 4/1/30	$380,000	$347,700
Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes
5.875%, 3/15/26	275,000	245,212
Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes
5.25%, 7/15/28	370,000	297,351
Live Nation Entertainment, Inc. 144A
company guaranty sr. unsec. sub.
notes 5.625%, 3/15/26	205,000	194,750
Live Nation Entertainment, Inc. 144A
sr. notes 6.50%, 5/15/27	160,000	157,347
NCL Corp., Ltd. 144A company
guaranty sr. notes 5.875%, 2/15/27	135,000	115,425
NCL Corp., Ltd. 144A sr. unsec. unsub.
notes 7.75%, 2/15/29	100,000	76,500
Royal Caribbean Cruises, Ltd. 144A sr.
unsec. notes 5.50%, 8/31/26	120,000	89,100
Six Flags Entertainment Corp. 144A
company guaranty sr. unsec. bonds
5.50%, 4/15/27	340,000	304,300
Six Flags Theme Parks, Inc. 144A
company guaranty sr. notes
7.00%, 7/1/25	305,000	308,761
		2,484,714
Financials (7.4%)
AG Issuer, LLC 144A sr. notes
6.25%, 3/1/28	275,000	239,990
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer 144A sr.
unsec. notes 6.75%, 10/15/27	390,000	346,078
Ally Financial, Inc. company guaranty
sr. unsec. notes 8.00%, 11/1/31	730,000	811,515
Aretec Escrow Issuer, Inc. 144A sr.
unsec. notes 7.50%, 4/1/29	400,000	340,880
Bank of America Corp. jr.
unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	140,000	137,725
Bank of America Corp. jr. unsec. sub.
FRN Ser. Z, 6.50%, perpetual maturity	130,000	128,749
CNO Financial Group, Inc. sr. unsec.
notes 5.25%, 5/30/29	210,000	203,609
Cobra AcquisitionCo, LLC 144A
company guaranty sr. unsec. notes
6.375%, 11/1/29	360,000	270,000
Coinbase Global, Inc. 144A company
guaranty sr. unsec. unsub. notes
3.375%, 10/1/28	175,000	110,250
Deutsche Bank AG/New York,
NY unsec. sub. FRB 3.729%,
1/14/32 (Germany)	200,000	150,358
Dresdner Funding Trust I 144A jr.
unsec. sub. notes 8.151%, 6/30/31	150,000	165,283
Freedom Mortgage Corp. 144A sr.
unsec. notes 8.25%, 4/15/25	231,000	194,429
Freedom Mortgage Corp. 144A sr.
unsec. notes 8.125%, 11/15/24	270,000	232,918
Freedom Mortgage Corp. 144A sr.
unsec. notes 6.625%, 1/15/27	175,000	129,702
goeasy, Ltd. 144A company
guaranty sr. unsec. notes 5.375%,
12/1/24 (Canada)	100,000	91,750

Putnam VT High Yield Fund 7

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Financials cont.
goeasy, Ltd. 144A company
guaranty sr. unsec. notes 4.375%,
5/1/26 (Canada)	$195,000	$163,800
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26	335,000	315,034
HUB International, Ltd. 144A sr. unsec.
notes 5.625%, 12/1/29	100,000	82,605
Icahn Enterprises LP/Icahn
Enterprises Finance Corp.
company guaranty sr. unsec. notes
6.25%, 5/15/26	365,000	341,698
Icahn Enterprises LP/Icahn
Enterprises Finance Corp.
company guaranty sr. unsec. notes
5.25%, 5/15/27	260,000	230,318
Icahn Enterprises LP/Icahn
Enterprises Finance Corp. company
guaranty sr. unsec. sub. notes
4.375%, 2/1/29	165,000	133,346
iStar, Inc. sr. unsec. notes
5.50%, 2/15/26 R	260,000	243,656
iStar, Inc. sr. unsec. notes
4.75%, 10/1/24 R	420,000	395,365
iStar, Inc. sr. unsec. notes
4.25%, 8/1/25 R	330,000	304,775
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A company guaranty sr. unsec.
notes 4.75%, 6/15/29 R	435,000	334,701
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A company guaranty sr. unsec.
unsub. notes 5.25%, 10/1/25 R	90,000	81,450
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A sr. unsec. notes 4.25%, 2/1/27 R	305,000	245,525
Lloyds Banking Group PLC jr. unsec.
sub. FRB 7.50%, perpetual maturity
(United Kingdom)	328,000	318,160
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.75%, 11/15/31	355,000	271,824
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.50%, 8/15/28	270,000	216,577
OneMain Finance Corp. company
guaranty sr. unsec. sub. notes
7.125%, 3/15/26	160,000	147,877
OneMain Finance Corp. company
guaranty sr. unsec. sub. notes
6.625%, 1/15/28	255,000	227,909
OneMain Finance Corp. company
guaranty sr. unsec. unsub. notes
5.375%, 11/15/29	185,000	149,917
PennyMac Financial Services, Inc.
144A company guaranty sr. unsec.
notes 5.75%, 9/15/31	160,000	119,324
PennyMac Financial Services, Inc.
144A company guaranty sr. unsec.
notes 5.375%, 10/15/25	305,000	265,733
PHH Mortgage Corp. 144A company
guaranty sr. notes 7.875%, 3/15/26	520,000	458,741

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Financials cont.
Provident Funding Associates LP/PFG
Finance Corp. 144A sr. unsec. notes
6.375%, 6/15/25	$505,000	$454,500
Service Properties Trust company
guaranty sr. unsec. unsub. notes
7.50%, 9/15/25 R	120,000	109,950
Societe Generale SA 144A jr.
unsec. sub. FRN 4.75%, perpetual
maturity (France)	255,000	206,869
Societe Generale SA 144A jr. unsec.
sub. notes 5.375%, perpetual
maturity (France)	260,000	201,500
USI, Inc./NY 144A sr. unsec. notes
6.875%, 5/1/25	300,000	289,500
		9,863,890
Gaming and lottery (2.5%)
Boyd Gaming Corp. company
guaranty sr. unsec. notes
4.75%, 12/1/27	155,000	140,275
Boyd Gaming Corp. 144A sr. unsec.
bonds 4.75%, 6/15/31	345,000	291,532
Caesars Entertainment, Inc. 144A sr.
notes 6.25%, 7/1/25	515,000	496,321
Caesars Entertainment, Inc. 144A sr.
unsec. notes 4.625%, 10/15/29	125,000	97,188
Penn National Gaming, Inc. 144A sr.
unsec. notes 5.625%, 1/15/27	425,000	372,938
Raptor Acquisition Corp./Raptor
Co-Issuer, LLC 144A sr. notes
4.875%, 11/1/26	105,000	91,875
Scientific Games Holdings LP/
Scientific Games US FinCo., Inc. 144A
sr. unsec. notes 6.625%, 3/1/30	205,000	174,250
Scientific Games International, Inc.
144A company guaranty sr. unsec.
notes 7.25%, 11/15/29	500,000	468,905
Scientific Games International, Inc.
144A sr. unsec. notes 7.00%, 5/15/28	145,000	136,072
Station Casinos, LLC 144A sr. unsec.
bonds 4.625%, 12/1/31	110,000	85,800
Station Casinos, LLC 144A sr. unsec.
notes 4.50%, 2/15/28	305,000	257,606
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 144A company guaranty
sr. unsec. sub. notes 5.25%, 5/15/27	370,000	316,901
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corp. 144A sr. unsec.
bonds 5.125%, 10/1/29	335,000	263,846
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corp. 144A sr. unsec.
notes 7.75%, 4/15/25	90,000	87,593
		3,281,102
Health care (6.6%)
Air Methods Corp. 144A sr. unsec.
notes 8.00%, 5/15/25	435,000	284,925
Bausch Health Cos., Inc. 144A
company guaranty sr. notes
6.125%, 2/1/27	225,000	191,250
Bausch Health Cos., Inc. 144A
company guaranty sr. unsec. notes
6.25%, 2/15/29	220,000	117,084
Bausch Health Cos., Inc. 144A sr. notes
4.875%, 6/1/28	280,000	219,111

8 Putnam VT High Yield Fund

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Health care cont.
Centene Corp. sr. unsec. bonds
3.00%, 10/15/30	$360,000	$298,350
Centene Corp. sr. unsec. notes
4.625%, 12/15/29	680,000	630,700
Charles River Laboratories
International, Inc. 144A company
guaranty sr. unsec. notes
4.00%, 3/15/31	160,000	136,800
Charles River Laboratories
International, Inc. 144A company
guaranty sr. unsec. notes
3.75%, 3/15/29	145,000	125,606
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
8.00%, 3/15/26	245,000	223,119
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
6.00%, 1/15/29	35,000	28,700
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
5.625%, 3/15/27	135,000	114,244
CHS/Community Health Systems, Inc.
144A company guaranty sr. unsec.
sub. notes 6.875%, 4/1/28	240,000	140,691
CHS/Community Health Systems, Inc.
144A jr. notes 6.875%, 4/15/29	445,000	287,025
CHS/Community Health Systems, Inc.
144A sr. notes 5.25%, 5/15/30	155,000	117,784
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 6.40%, 8/28/28	340,000	323,646
HCA, Inc. company guaranty sr.
unsec. notes 3.50%, 9/1/30	150,000	127,607
Jazz Securities DAC 144A company
guaranty sr. unsub. notes 4.375%,
1/15/29 (Ireland)	600,000	533,710
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A
company guaranty unsub. notes
10.00%, 4/15/25 (Luxembourg)	426,000	321,630
Minerva Merger Sub, Inc. 144A sr.
unsec. notes 6.50%, 2/15/30	440,000	365,900
Mozart Debt Merger Sub, Inc. 144A sr.
notes 3.875%, 4/1/29	115,000	97,947
Mozart Debt Merger Sub, Inc. 144A sr.
unsec. notes 5.25%, 10/1/29	275,000	225,858
Option Care Health, Inc. 144A
company guaranty sr. unsec. notes
4.375%, 10/31/29	105,000	90,038
Organon Finance 1, LLC 144A sr. notes
4.125%, 4/30/28	350,000	309,750
Owens & Minor, Inc. 144A company
guaranty sr. unsec. notes
6.625%, 4/1/30	110,000	100,100
Owens & Minor, Inc. 144A sr. unsec.
notes 4.50%, 3/31/29	390,000	318,435
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	435,000	409,853
Service Corp. International sr. unsec.
notes 3.375%, 8/15/30	125,000	102,344
Service Corp. International sr. unsec.
sub. notes 4.00%, 5/15/31	175,000	149,406

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Health care cont.
Tenet Healthcare Corp. 144A
company guaranty sr. notes
5.125%, 11/1/27	$590,000	$531,000
Tenet Healthcare Corp. 144A
company guaranty sr. notes
4.875%, 1/1/26	460,000	423,200
Tenet Healthcare Corp. 144A
company guaranty sr. notes
4.25%, 6/1/29	230,000	193,708
Tenet Healthcare Corp. 144A
company guaranty sr. unsub. notes
6.125%, 6/15/30	370,000	341,355
Teva Pharmaceutical Finance
Netherlands III BV company guaranty
sr. unsec. notes 6.75%, 3/1/28 (Israel)	465,000	433,031
Teva Pharmaceutical Finance
Netherlands III BV company guaranty
sr. unsec. unsub. notes 5.125%,
5/9/29 (Israel)	555,000	457,181
		8,771,088
Homebuilding (0.5%)
Mattamy Group Corp. 144A sr. unsec.
notes 4.625%, 3/1/30 (Canada)	95,000	69,427
PulteGroup, Inc. company
guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	390,000	440,213
Realogy Group, LLC/Realogy
Co-Issuer Corp. 144A company
guaranty sr. unsec. notes
5.75%, 1/15/29	275,000	208,538
		718,178
Lodging/Tourism (1.1%)
Carnival Corp. 144A sr. unsec. notes
7.625%, 3/1/26	290,000	224,617
Carnival Corp. 144A sr. unsec. notes
5.75%, 3/1/27	330,000	238,352
Full House Resorts, Inc. 144A
company guaranty sr. notes
8.25%, 2/15/28	435,000	347,685
Hilton Worldwide Finance, LLC/
Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes
4.875%, 4/1/27	365,000	343,879
SugarHouse HSP Gaming Prop. Mezz
LP/SugarHouse HSP Gaming Finance
Corp. 144A company guaranty sr.
unsub. notes 5.875%, 5/15/25	370,000	340,313
		1,494,846
Media (0.4%)
Nielsen Co. Luxembourg SARL (The)
144A company guaranty sr. unsec.
notes 5.00%, 2/1/25 (Luxembourg)	85,000	83,088
Nielsen Finance, LLC/Nielsen Finance
Co. 144A company guaranty sr. unsec.
notes 5.625%, 10/1/28	250,000	232,175
Nielsen Finance, LLC/Nielsen Finance
Co. 144A company guaranty sr. unsec.
notes 4.50%, 7/15/29	185,000	167,126
		482,389

Putnam VT High Yield Fund 9

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Oil and gas (12.5%)
Antero Midstream Partners LP/
Antero Midstream Finance Corp. 144A
company guaranty sr. unsec. notes
7.875%, 5/15/26	$190,000	$189,789
Antero Resources Corp. 144A
company guaranty sr. unsec. notes
8.375%, 7/15/26	133,000	140,648
Antero Resources Corp. 144A
company guaranty sr. unsec. notes
7.625%, 2/1/29	96,000	97,658
Apache Corp. sr. unsec. unsub. notes
5.10%, 9/1/40	165,000	139,323
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28	465,000	423,150
Callon Petroleum Co. 144A company
guaranty notes 9.00%, 4/1/25	255,000	270,300
Callon Petroleum Co. 144A
company guaranty sr. unsec. notes
8.00%, 8/1/28	255,000	244,953
Callon Petroleum Co. 144A
company guaranty sr. unsec. notes
7.50%, 6/15/30	430,000	395,660
Centennial Resource Production, LLC
144A company guaranty sr. unsec.
notes 6.875%, 4/1/27	540,000	512,803
Centennial Resource Production, LLC
144A company guaranty sr. unsec.
notes 5.375%, 1/15/26	375,000	338,272
Cheniere Energy Partners
LP company guaranty sr. unsec.
unsub. notes 4.00%, 3/1/31	260,000	221,078
Cheniere Energy Partners LP 144A
company guaranty sr. unsec. unsub.
bonds 3.25%, 1/31/32	35,000	27,475
Comstock Resources, Inc. 144A
company guaranty sr. unsec. notes
5.875%, 1/15/30	355,000	305,300
Comstock Resources, Inc. 144A sr.
unsec. notes 6.75%, 3/1/29	300,000	268,629
Continental Resources, Inc.
company guaranty sr. unsec. bonds
4.90%, 6/1/44	255,000	201,131
Continental Resources, Inc. 144A
company guaranty sr. unsec. bonds
5.75%, 1/15/31	485,000	468,966
Continental Resources, Inc. 144A
company guaranty sr. unsec. bonds
2.875%, 4/1/32	140,000	109,329
DCP Midstream Operating LP 144A
company guaranty sr. unsec. unsub.
bonds 6.75%, 9/15/37	485,000	461,356
Devon Energy Corp. sr. unsec. unsub.
bonds 7.95%, 4/15/32	400,000	472,885
Devon Energy Corp. sr. unsec. unsub.
bonds 7.875%, 9/30/31	155,000	182,900
Encino Acquisition Partners Holdings,
LLC 144A company guaranty sr.
unsec. notes 8.50%, 5/1/28	475,000	448,854
Endeavor Energy Resources LP/EER
Finance, Inc. 144A sr. unsec. bonds
5.75%, 1/30/28	940,000	895,491

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Oil and gas cont.
EnLink Midstream, LLC 144A
company guaranty sr. unsec. notes
5.625%, 1/15/28	$445,000	$408,184
EQT Corp. sr. unsec. notes
7.50%, 2/1/30	185,000	198,577
EQT Corp. sr. unsec. notes
5.00%, 1/15/29	35,000	33,883
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
5.50%, 10/15/30	155,000	139,113
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
5.125%, 6/15/28	345,000	309,638
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
4.25%, 2/15/30	135,000	113,058
Hess Midstream Operations LP 144A
company guaranty sr. unsec. sub.
notes 5.625%, 2/15/26	340,000	323,850
Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. unsec. notes
6.25%, 4/15/32	195,000	168,675
Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. unsec. notes
6.00%, 4/15/30	175,000	153,125
Holly Energy Partners LP/Holly
Energy Finance Corp. 144A
company guaranty sr. unsec. notes
5.00%, 2/1/28	470,000	402,527
Kinetik Holdings LP 144A company
guaranty sr. unsec. notes
5.875%, 6/15/30	290,000	276,258
Nabors Industries, Ltd. 144A
company guaranty sr. unsec. notes
7.25%, 1/15/26	150,000	133,028
Oasis Petroleum, Inc. 144A
company guaranty sr. unsec. notes
6.375%, 6/1/26	175,000	161,875
Occidental Petroleum Corp. sr. unsec.
bonds 6.625%, 9/1/30	235,000	242,050
Occidental Petroleum Corp. sr. unsec.
bonds 6.125%, 1/1/31	85,000	86,141
Occidental Petroleum Corp. sr. unsec.
sub. bonds 6.20%, 3/15/40	890,000	876,650
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36	915,000	937,875
Occidental Petroleum Corp. sr. unsec.
sub. notes 5.875%, 9/1/25	95,000	94,587
Ovintiv, Inc. company guaranty sr.
unsec. bonds 6.50%, 8/15/34	70,000	73,061
Ovintiv, Inc. company guaranty sr.
unsec. unsub. bonds 7.375%, 11/1/31	260,000	285,826
Ovintiv, Inc. company guaranty sr.
unsec. unsub. bonds 6.625%, 8/15/37	70,000	73,440
Ovintiv, Inc. company guaranty sr.
unsec. unsub. notes 8.125%, 9/15/30	125,000	143,593
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.125%,
1/15/26 (Canada)	450,000	420,750
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 6.875%,
1/15/29 (Canada)	80,000	71,600

10 Putnam VT High Yield Fund

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Oil and gas cont.
Rattler Midstream LP 144A
company guaranty sr. unsec. notes
5.625%, 7/15/25	$230,000	$229,901
Rockcliff Energy II, LLC 144A sr. unsec.
notes 5.50%, 10/15/29	490,000	445,885
SM Energy Co. sr. unsec. notes
6.625%, 1/15/27	145,000	135,575
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26	135,000	127,354
SM Energy Co. sr. unsec. unsub. notes
6.50%, 7/15/28	300,000	275,912
Southwestern Energy Co.
company guaranty sr. unsec. notes
5.375%, 3/15/30	350,000	322,000
Southwestern Energy Co.
company guaranty sr. unsec. notes
5.375%, 2/1/29	655,000	607,578
Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes
6.00%, 12/31/30	240,000	199,200
Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes
5.50%, 1/15/28	370,000	314,500
Transocean Pontus, Ltd. 144A
company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)	132,225	120,986
Transocean Poseidon, Ltd. 144A
company guaranty sr. notes
6.875%, 2/1/27	220,313	193,875
Transocean, Inc. 144A company
guaranty sr. unsec. notes
11.50%, 1/30/27	235,000	220,578
Venture Global Calcasieu Pass, LLC
144A company guaranty sr. bonds
3.875%, 11/1/33	360,000	294,300
Viper Energy Partners LP 144A
company guaranty sr. unsec. notes
5.375%, 11/1/27	50,000	47,791
		16,478,749
Publishing (1.0%)
Cengage Learning, Inc. 144A sr. unsec.
unsub. notes 9.50%, 6/15/24	400,000	370,000
McGraw-Hill Education, Inc. 144A sr.
notes 5.75%, 8/1/28	435,000	372,482
McGraw-Hill Education, Inc. 144A sr.
unsec. notes 8.00%, 8/1/29	445,000	360,450
News Corp. 144A company
guaranty sr. unsec. unsub. bonds
5.125%, 2/15/32	40,000	35,420
News Corp. 144A sr. unsec. notes
3.875%, 5/15/29	260,000	224,501
		1,362,853
Retail (1.0%)
Asbury Automotive Group, Inc. 144A
company guaranty sr. unsec. bonds
5.00%, 2/15/32	35,000	28,613
Asbury Automotive Group, Inc. 144A
company guaranty sr. unsec. notes
4.625%, 11/15/29	65,000	53,706
Bath & Body Works, Inc. company
guaranty sr. unsec. bonds 6.75%,
perpetual maturity	165,000	131,984

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Retail cont.
Bath & Body Works, Inc. company
guaranty sr. unsec. notes 7.50%,
perpetual maturity	$275,000	$251,625
Bath & Body Works, Inc. 144A
company guaranty sr. unsec. notes
9.375%, 7/1/25	41,000	41,592
Bath & Body Works, Inc. 144A
company guaranty sr. unsec. unsub.
bonds 6.625%, 10/1/30	150,000	129,561
Macy’s Retail Holdings, LLC 144A
company guaranty sr. unsec. unsub.
bonds 6.125%, 3/15/32	150,000	125,250
Macy’s Retail Holdings, LLC 144A
company guaranty sr. unsec. unsub.
notes 5.875%, 3/15/30	40,000	33,562
PetSmart Inc/PetSmart Finance Corp.
144A company guaranty sr. unsec.
notes 7.75%, 2/15/29	265,000	238,635
Victoria’s Secret & Co. 144A sr. unsec.
notes 4.625%, 7/15/29	425,000	319,813
		1,354,341
Technology (3.9%)
Ahead DB Holdings, LLC 144A
company guaranty sr. unsec. notes
6.625%, 5/1/28	440,000	364,761
Arches Buyer, Inc. 144A sr. notes
4.25%, 6/1/28	785,000	639,151
Arches Buyer, Inc. 144A sr. unsec.
notes 6.125%, 12/1/28	165,000	134,576
Boxer Parent Co., Inc. 144A company
guaranty sr. notes 7.125%, 10/2/25	185,000	177,149
Central Parent, Inc./Central Merger
Sub, Inc. 144A sr. notes 7.25%, 6/15/29	200,000	192,500
Clarivate Science Holdings Corp. 144A
sr. unsec. notes 4.875%, 7/1/29	250,000	205,250
CommScope Finance, LLC 144A sr.
notes 6.00%, 3/1/26	140,000	128,944
CommScope, Inc. 144A company
guaranty sr. unsec. notes
8.25%, 3/1/27	245,000	193,673
Crowdstrike Holdings, Inc.
company guaranty sr. unsec. notes
3.00%, 2/15/29	505,000	436,825
Imola Merger Corp. 144A sr. notes
4.75%, 5/15/29	605,000	506,179
Rocket Software, Inc. 144A sr. unsec.
notes 6.50%, 2/15/29	790,000	576,700
Tempo Acquisition, LLC/Tempo
Acquisition Finance Corp. 144A
company guaranty sr. notes
5.75%, 6/1/25	215,000	202,258
TTM Technologies, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 3/1/29	250,000	208,750
Twilio, Inc. company guaranty sr.
unsec. notes 3.875%, 3/15/31	175,000	143,985
Twilio, Inc. company guaranty sr.
unsec. notes 3.625%, 3/15/29	335,000	281,635
ZoomInfo Technologies, LLC/
ZoomInfo Finance Corp. 144A
company guaranty sr. unsec. notes
3.875%, 2/1/29	910,000	762,255
		5,154,591

Putnam VT High Yield Fund 11

	Principal
CORPORATE BONDS AND NOTES (81.1%)* cont.	amount	Value

Textiles (0.7%)
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes
4.625%, 5/15/24	$325,000	$318,146
Kontoor Brands, Inc. 144A
company guaranty sr. unsec. notes
4.125%, 11/15/29	415,000	327,850
Levi Strauss & Co. 144A sr. unsec. sub.
bonds 3.50%, 3/1/31	400,000	327,000
		972,996
Toys (0.3%)
Mattel, Inc. 144A company guaranty
sr. unsec. notes 5.875%, 12/15/27	120,000	117,307
Mattel, Inc. 144A company guaranty
sr. unsec. notes 3.75%, 4/1/29	245,000	220,156
Mattel, Inc. 144A company guaranty
sr. unsec. notes 3.375%, 4/1/26	65,000	59,633
		397,096
Transportation (1.5%)
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd. 144A company
guaranty sr. notes 5.75%, 4/20/29	325,000	277,472
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd. 144A company
guaranty sr. notes 5.50%, 4/20/26	325,000	298,605
Delta Air Lines, Inc./SkyMiles IP, Ltd.
144A company guaranty sr. notes
4.75%, 10/20/28	480,000	453,398
United Airlines, Inc. 144A company
guaranty sr. notes 4.625%, 4/15/29	130,000	110,275
United Airlines, Inc. 144A company
guaranty sr. notes 4.375%, 4/15/26	130,000	114,552
Watco Cos., LLC/Watco Finance Corp.
144A sr. unsec. notes 6.50%, 6/15/27	815,000	746,476
		2,000,778
Utilities and power (1.8%)
Buckeye Partners LP sr. unsec. bonds
5.85%, 11/15/43	195,000	138,450
Buckeye Partners LP sr. unsec. notes
3.95%, 12/1/26	80,000	69,978
Buckeye Partners LP 144A sr. unsec.
notes 4.50%, 3/1/28	120,000	101,055
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	460,000	417,624
Energy Transfer LP jr. unsec. sub. FRN
6.625%, perpetual maturity	760,000	559,658
NRG Energy, Inc. company guaranty
sr. unsec. notes 6.625%, 1/15/27	24,000	23,505
NRG Energy, Inc. 144A company
guaranty sr. unsec. bonds
3.875%, 2/15/32	435,000	345,513
NRG Energy, Inc. 144A sr. unsec.
bonds 5.25%, 6/15/29	155,000	138,338
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes
2.95%, 3/1/26	160,000	145,368
Vistra Corp. 144A jr. unsec. sub. FRN
7.00%, perpetual maturity	140,000	127,050
Vistra Operations Co., LLC 144A
company guaranty sr. notes
4.30%, 7/15/29	135,000	122,259
Vistra Operations Co., LLC 144A
company guaranty sr. unsec. notes
5.50%, 9/1/26	270,000	254,970
		2,443,768

Total corporate bonds and notes (cost $125,543,546)		$107,969,326

	Principal
SENIOR LOANS (7.2%)*c	amount	Value

Basic materials (0.6%)
CP Atlas Buyer, Inc. bank term loan FRN
Ser. B1, (ICE LIBOR USD 3 Month + 3.75%),
5.416%, 11/23/27	$461,405	$403,923
Herens US Holdco Corp. bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 4.00%),
6.25%, 4/30/28	24,751	22,028
Klockner-Pentaplast of America, Inc. bank term
loan FRN (ICE LIBOR USD 3 Month + 4.75%),
5.554%, 2/4/26	212,313	178,873
Starfruit US Holdco, LLC bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 3.00%),
5.25%, 10/1/25	149,602	141,233
		746,057
Capital goods (0.8%)
Adient US, LLC bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 3.25%), 4.916%, 4/1/28	252,450	234,357
BWAY Corp. bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 3.25%), 3.326%, 4/3/24	238,303	223,657
Filtration Group Corp. bank term loan FRN (ICE
LIBOR USD 1 Month + 3.50%), 5.166%, 10/19/28	54,588	50,903
MajorDrive Holdings IV, LLC bank term loan FRN
(ICE LIBOR USD 3 Month + 4.00%), 5.625%, 6/1/28	410,428	367,460
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (ICE LIBOR USD 3 Month
+ 3.00%), 5.877%, 3/28/25	240,045	219,591
		1,095,968
Communication services (0.5%)
Asurion, LLC bank term loan FRN (ICE LIBOR USD
3 Month + 5.25%), 6.916%, 1/30/29	215,000	181,675
Asurion, LLC bank term loan FRN Ser. B9, (ICE
LIBOR USD 3 Month + 3.25%), 4.916%, 7/31/27	143,546	129,551
DIRECTV Financing, LLC bank term loan FRN (ICE
LIBOR USD 3 Month + 5.00%), 6.666%, 7/22/27	326,375	299,586
		610,812
Consumer cyclicals (1.6%)
AMC Entertainment Holdings, Inc. bank term
loan FRN Ser. B, (ICE LIBOR USD 3 Month
+ 3.00%), 4.20%, 4/22/26	320,428	269,159
AppleCaramel Buyer, LLC bank term loan FRN
(CME TERM SOFR 3 Month PLUS CSA + 0.00%),
5.275%, 10/19/27	330,171	303,344
Clear Channel Outdoor Holdings, Inc. bank
term loan FRN Ser. B, (ICE LIBOR USD 3 Month
+ 3.50%), 4.739%, 8/21/26	313,264	268,233
Cornerstone Building Brands, Inc. bank term
loan FRN (ICE LIBOR USD 3 Month + 3.25%),
4.574%, 4/12/28	179,913	148,428
Garda World Security Corp. bank term loan
FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%),
5.90%, 10/30/26	292,003	269,860
iHeartCommunications, Inc. bank term loan FRN
(ICE LIBOR USD 3 Month + 3.25%), 4.916%, 5/1/26	205,068	190,457
PetSmart, LLC bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 3.75%), 4.50%, 1/29/28	230,000	215,855
Robertshaw Holdings Corp. bank term
loan FRN (ICE LIBOR USD 3 Month + 8.00%),
9.688%, 2/28/26	270,000	175,500
Terrier Media Buyer, Inc. bank term loan FRN (ICE
LIBOR USD 3 Month + 3.50%), 5.166%, 12/17/26	263,291	242,009
Werner Finco LP bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 4.00%), 5.666%, 7/24/24	176,753	165,706
		2,248,551

12 Putnam VT High Yield Fund

	Principal
SENIOR LOANS (7.2%)*c cont.	amount	Value

Consumer staples (0.9%)
Ascend Learning, LLC bank term loan FRN (ICE
LIBOR USD 1 Month + 5.75%), 7.402%, 11/18/29	$230,000	$210,450
Brand Industrial Services, Inc. bank term
loan FRN (ICE LIBOR USD 3 Month + 4.25%),
5.406%, 6/21/24	574,125	494,707
PECF USS Intermediate Holding III Corp. bank
term loan FRN Ser. B, (ICE LIBOR USD 1 Month
+ 4.25%), 5.916%, 12/17/28	512,238	461,014
		1,166,171
Energy (0.3%)
CQP Holdco LP bank term loan FRN (ICE LIBOR
USD 3 Month + 3.75%), 6.00%, 6/4/28	410,850	385,172
		385,172
Financials (0.2%)
HUB International, Ltd. bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 3.25%),
4.348%, 4/25/25	230,609	218,267
		218,267
Health care (0.7%)
Global Medical Response, Inc. bank term
loan FRN (ICE LIBOR USD 1 Month + 4.25%),
5.25%, 10/2/25	495,833	460,198
One Call Corp. bank term loan FRN Ser. B, (ICE
LIBOR USD 1 Month + 5.50%), 6.25%, 4/22/27	196,541	156,250
Quorum Health Corp. bank term loan FRN (ICE
LIBOR USD 3 Month + 6.50%), 7.50%, 4/29/25	523,984	349,325
		965,773
Technology (1.3%)
Arches Buyer, Inc. bank term loan FRN (ICE LIBOR
USD 3 Month + 3.25%), 4.916%, 12/6/27	221,527	201,590
Epicor Software Corp. bank term loan FRN (ICE
LIBOR USD 3 Month + 7.75%), 9.416%, 7/30/28	170,000	164,560
Greeneden US Holdings II, LLC bank term
loan FRN (ICE LIBOR USD 3 Month + 4.00%),
5.666%, 12/1/27	350,563	334,261
Polaris Newco, LLC bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 4.00%), 5.666%, 6/3/28	222,390	204,917
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 6.25%), 6.75%, 8/31/29	170,000	162,350
Rocket Software, Inc. bank term loan FRN (ICE
LIBOR USD 3 Month + 4.25%), 5.916%, 11/28/25	173,250	160,546
UKG, Inc. bank term loan FRN (ICE LIBOR USD
1 Month + 5.25%), 6.212%, 5/3/27	215,000	197,800
UKG, Inc. bank term loan FRN (ICE LIBOR USD
1 Month + 3.25%), 4.212%, 5/3/26	344,774	322,150
		1,748,174
Transportation (0.3%)
American Airlines, Inc. bank term loan FRN (ICE
LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28	150,000	142,821
United Airlines, Inc. bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 3.75%),
5.392%, 4/21/28	330,813	306,623
		449,444

Total senior loans (cost $10,727,644)		$9,634,389

	Principal
CONVERTIBLE BONDS AND NOTES (1.9%)*	amount	Value

Avalara, Inc. 144A cv. sr. unsec. notes
0.25%, 8/1/26	$250,000	$193,875
Fiverr International, Ltd. cv. sr. unsec. notes
zero %, 11/1/25 (Israel)	225,000	169,425
Liberty TripAdvisor Holdings, Inc. 144A cv. sr.
unsec. bonds 0.50%, 6/30/51	310,000	207,463

	Principal
CONVERTIBLE BONDS AND NOTES (1.9%)* cont.	amount	Value

Middleby Corp. (The) cv. sr. unsec. notes
1.00%, 9/1/25	$125,000	$141,188
Nabors Industries, Inc. company guaranty cv. sr.
unsec. notes 0.75%, 1/15/24	405,000	368,550
ON Semiconductor Corp. cv. sr. unsec. notes
zero %, 5/1/27	141,000	162,291
Shake Shack, Inc. cv. sr. unsec. notes
zero %, 3/1/28	280,000	189,140
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	131,000	108,075
Spotify USA, Inc. company guaranty cv. sr.
unsec. notes zero %, 3/15/26	270,000	213,030
Teladoc Health, Inc. cv. sr. unsec. sub. notes
1.25%, 6/1/27	270,000	197,775
Transocean, Inc. company guaranty cv. sr. unsec.
sub. notes 0.50%, 1/30/23	150,000	142,969
Unity Software, Inc. 144A cv. sr. unsec. notes
zero %, 11/15/26	280,000	205,800
Upwork, Inc. 144A cv. sr. unsec. notes
0.25%, 8/15/26	280,000	213,500
Total convertible bonds and notes (cost $2,906,407)		$2,513,081

COMMON STOCKS (1.1%)*	Shares	Value

Antero Resources Corp. †	14,600	$447,490
Frontier Communications Parent, Inc. †	8,375	197,148
General Motors Co. †	3,460	109,890
iHeartMedia, Inc. Class A †	12,934	102,049
Oasis Petroleum, Inc.	3,613	439,521
OneMain Holdings, Inc.	4,865	181,854
Texas Competitive Electric Holdings Co., LLC/
TCEH Finance, Inc. (Rights)	36,615	45,769
Total common stocks (cost $1,356,034)		$1,523,721

CONVERTIBLE PREFERRED STOCKS (0.7%)*	Shares	Value

Aptiv PLC $5.50 cv. pfd.	1,020	$107,814
Broadcom, Inc. 8.00% cv. pfd.	155	235,287
KKR & Co., Inc. $3.00 cv. pfd.	2,559	151,621
PG&E Corp. $5.50 cv. pfd.	2,160	207,166
T-Mobile US, Inc. 144A 5.25% cv. pfd. †	235	269,451
Total convertible preferred stocks (cost $1,001,404)		$971,339

	Expiration	Strike
WARRANTS (0.0%)*†	date	price	Warrants	Value

Guaranteed Rate, Inc. F	3/1/23	0.01	188	$8
Total warrants (cost $9)				$8

SHORT-TERM INVESTMENTS (4.8%)*	Shares	Value

Putnam Short Term Investment Fund
Class P 1.36% L	6,366,732	$6,366,732
Total short-term investments (cost $6,366,732)		$6,366,732

Total investments (cost $147,901,776)		$128,978,596

Key to holding’s currency abbreviations

EUR	Euro

Key to holding’s abbreviations

DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Putnam VT High Yield Fund 13

FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold
or delivered within the United States except pursuant to an
exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2022 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $133,198,926.

† This security is non-income-producing.

‡‡  Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/22 (aggregate face value $243,108) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co.
	Euro	Sell	9/21/22	$237,206	$243,108	$5,902
Unrealized appreciation						5,902
Unrealized (depreciation)						—
Total						$5,902

* The exchange currency for all contracts listed is the United States Dollar.

14 Putnam VT High Yield Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$197,148	$—	$—
Consumer cyclicals	211,939	—	—
Energy	887,011	—	—
Financials	181,854	—	—
Utilities and power	—	45,769	—
Total common stocks	1,477,952	45,769	—
Convertible bonds and notes	—	2,513,081	—
Convertible preferred stocks	—	971,339	—
Corporate bonds and notes	—	107,969,326	—
Senior loans	—	9,634,389	—
Warrants	—	—	8
Short-term investments	—	6,366,732	—
Totals by level	$1,477,952	$127,500,636	$8

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$5,902	$—
Totals by level	$—	$5,902	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 15

Statement of assets and liabilities
6/30/22 (Unaudited)

Assets
Investment in securities, at value ((Notes 1 and 9):
Unaffiliated issuers (identified cost $141,535,044)	$122,611,864
Affiliated issuers (identified cost $6,366,732) (Notes 1 and 5)	6,366,732
Cash	227,565
Dividends, interest and other receivables	1,918,669
Receivable for shares of the fund sold	2,564,485
Receivable for investments sold	671,061
Unrealized appreciation on forward currency contracts (Note 1)	5,902
Total assets	134,366,278

Liabilities
Payable for investments purchased	601,549
Payable for shares of the fund repurchased	248,877
Payable for compensation of Manager (Note 2)	63,907
Payable for custodian fees (Note 2)	6,968
Payable for investor servicing fees (Note 2)	16,524
Payable for Trustee compensation and expenses (Note 2)	127,455
Payable for administrative services (Note 2)	518
Payable for distribution fees (Note 2)	7,780
Other accrued expenses	93,774
Total liabilities	1,167,352

Net assets	$133,198,926

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$164,101,171
Total distributable earnings (Note 1)	(30,902,245)
Total — Representing net assets applicable to capital shares outstanding	$133,198,926

Computation of net asset value Class IA
Net assets	$96,969,763
Number of shares outstanding	18,824,650
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.15

Computation of net asset value Class IB
Net assets	$36,229,163
Number of shares outstanding	7,102,571
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.10

The accompanying notes are an integral part of these financial statements.

16 Putnam VT High Yield Fund

Statement of operations
Six months ended 6/30/22 (Unaudited)

Investment income
Interest (including interest income of $12,497 from investments in affiliated issuers) (Note 5)	$4,148,927
Dividends (net of foreign tax of $2,407)	79,358
Total investment income	4,228,285

Expenses
Compensation of Manager (Note 2)	417,832
Investor servicing fees (Note 2)	53,087
Custodian fees (Note 2)	7,653
Trustee compensation and expenses (Note 2)	3,198
Distribution fees (Note 2)	52,822
Administrative services (Note 2)	1,525
Auditing and tax fees	35,224
Other	63,787
Total expenses	635,128

Expense reduction (Note 2)	(73)
Net expenses	635,055

Net investment income	3,593,230

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,847,401)
Foreign currency transactions (Note 1)	(214)
Forward currency contracts (Note 1)	14,310
Total net realized loss	(1,833,305)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(23,874,089)
Assets and liabilities in foreign currencies	(177)
Forward currency contracts	7,280
Total change in net unrealized depreciation	(23,866,986)

Net loss on investments	(25,700,291)

Net decrease in net assets resulting from operations	(22,107,061)

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 17

Statement of changes in net assets

	Six months ended	Year ended
	6/30/22*	12/31/21
Decrease in net assets
Operations:
Net investment income	$3,593,230	$7,797,409
Net realized gain (loss) on investments and foreign currency transactions	(1,833,305)	3,709,041
Change in net unrealized depreciation of investments and assets and liabilities in foreign currencies	(23,866,986)	(2,851,548)
Net increase (decrease) in net assets resulting from operations	(22,107,061)	8,654,902
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(5,650,434)	(6,112,641)
Class IB	(2,083,476)	(2,227,610)
From net realized long-term gain on investments
Class IA	(202,459)	—
Class IB	(79,028)	—
Decrease from capital share transactions (Note 4)	(4,961,962)	(11,416,162)
Total decrease in net assets	(35,084,420)	(11,101,511)
Net assets:
Beginning of period	168,283,346	179,384,857
End of period	$133,198,926	$168,283,346

* Unaudited.

The accompanying notes are an integral part of these financial statements.

18 Putnam VT High Yield Fund

Financial highlights
(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/22†	$6.30	.14	(.97)	(.83)	(.31)	(.01)	(.32)	$5.15	(13.72)*	$96,970	.38*[f]	2.41*	13*
12/31/21	6.30	.28	.03	.31	(.31)	—	(.31)	6.30	5.20	119,199.70		4.56	44
12/31/20	6.39	.30	(.03)[e]	.27	(.36)	—	(.36)	6.30	5.50	125,959.72		4.98	48
12/31/19	5.94	.33	.51	.84	(.39)	—	(.39)	6.39	14.55	131,799.73		5.29	37
12/31/18	6.55	.35	(.57)	(.22)	(.39)	—	(.39)	5.94	(3.59)	129,535.72		5.58	31
12/31/17	6.50	.35	.10	.45	(.40)	—	(.40)	6.55	7.22	160,526.72		5.48	43
Class IB
6/30/22†	$6.23	.13	(.96)	(.83)	(.29)	(.01)	(.30)	$5.10	(13.80)*	$36,229	.51*[f]	2.28*	13*
12/31/21	6.23	.27	.03	.30	(.30)	—	(.30)	6.23	4.97	49,084.95		4.32	44
12/31/20	6.32	.28	(.03)[e]	.25	(.34)	—	(.34)	6.23	5.21	53,426.97		4.71	48
12/31/19	5.87	.31	.51	.82	(.37)	—	(.37)	6.32	14.40	54,261.98		5.04	37
12/31/18	6.49	.33	(.58)	(.25)	(.37)	—	(.37)	5.87	(4.07)	45,971.97		5.33	31
12/31/17	6.44	.33	.10	.43	(.38)	—	(.38)	6.49	6.98	59,038.97		5.23	43

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e The Net realized and unrealized gain (loss) on investments shown for the period noted may not correspond with the amounts shown on the Statement of changes in net assets as a result of timing of share activity.

f Includes one-time proxy cost of 0.03%.

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 19

Notes to financial statements 6/30/22 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2022 through June 30, 2022.

Putnam VT High Yield Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that are obligations of U.S. companies, are below investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in securities rated below investment-grade. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in other debt instruments, including loans. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding

20 Putnam VT High Yield Fund

taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2021, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$—	$13,353,344	$13,353,344

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $147,896,714, resulting in gross unrealized appreciation and depreciation of $985,514 and $19,897,730, respectively, or net unrealized depreciation of $18,912,216.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect

Putnam VT High Yield Fund 21

income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 34.4% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion and
0.485%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.276% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% (prior to July 1, 2022 the annual rate was 0.40%) of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$38,182
Class IB	14,905
Total	$53,087

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $73 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $114, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities
(Long-term)	$18,115,747	$26,994,958
U.S. government securities
(Long-term)	—	—
Total	$18,115,747	$26,994,958

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

22 Putnam VT High Yield Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/22		Year ended 12/31/21		Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	545,722	$3,162,822	1,477,479	$9,227,222	2,532,034	$14,371,241	2,690,894	$16,471,079
Shares issued in connection with
reinvestment of distributions	1,021,447	5,852,893	1,015,389	6,112,641	380,723	2,162,504	373,134	2,227,610
	1,567,169	9,015,715	2,492,868	15,339,863	2,912,757	16,533,745	3,064,028	18,698,689
Shares repurchased	(1,664,983)	(9,614,129)	(3,561,373)	(22,250,252)	(3,687,802)	(20,897,293)	(3,756,206)	(23,204,462)
Net decrease	(97,814)	$(598,414)	(1,068,505)	$(6,910,389)	(775,045)	$(4,363,548)	(692,178)	$(4,505,773)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/21	Purchase cost	Sale proceeds	Investment income	6/30/22
Short-term investments
Putnam Short Term
Investment Fund*	$8,940,638	$15,370,458	$17,944,364	$12,497	$6,366,732
Total Short-term investments	$8,940,638	$15,370,458	$17,944,364	$12,497	$6,366,732

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$250,000
Warrants (number of warrants)	200

Putnam VT High Yield Fund 23

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Foreign exchange contracts	Receivables	$5,902	Payables	$—
Equity contracts	Investments	8	Payables	—
Total		$5,910		$0

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$14,310	$14,310
Total	$14,310	$14,310

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Forward currency contracts	Total
Foreign exchange contracts	$—	$7,280	$7,280
Equity contracts	(1)	—	(1)
Total	$(1)	$7,280	$7,279

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	State Street Bank and Trust Co.	Total
Assets:
Forward currency contracts#	$5,902	$5,902
Total Assets	$5,902	$5,902
Liabilities:
Forward currency contracts#	—	—
Total Liabilities	$—	$—
Total Financial and Derivative Net Assets	$5,902	$5,902
Total collateral received (pledged)†##	$—
Net amount	$5,902
Controlled collateral received (including TBA commitments)*	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)*	$—	$—

*Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 10 — New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

24 Putnam VT High Yield Fund

Shareholder meeting results (Unaudited)

June 29, 2022 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld
Liaquat Ahamed	367,407,973	17,233,651
Barbara M. Baumann	368,543,732	16,097,891
Katinka Domotorffy	370,405,107	14,236,517
Catharine Bond Hill	368,981,588	15,660,035
Kenneth R. Leibler	368,097,861	16,543,762
Jennifer W. Murphy	369,061,225	15,580,398
Marie Pillai	369,504,026	15,137,598
George Putnam, III	368,189,409	16,452,215
Robert L. Reynolds	369,089,761	15,551,863
Manoj P. Singh	369,110,059	15,531,565
Mona K. Sutphen	371,262,782	13,378,842

All tabulations are rounded to the nearest whole number.

Putnam VT High Yield Fund 25

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2022, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2022, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2022 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract and the approval of your fund’s amended and restated sub-management contract, effective July 1, 2022. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) The Trustees considered that the proposed amended and restated sub-management contract would lower the sub-management fees paid by Putnam Management to PIL.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2021. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses,

26 Putnam VT High Yield Fund

interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2021. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2024. Putnam Management and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management contract and to approve your fund’s amended and restated sub-management contract.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2021. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2021 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, the Putnam funds’ performance was generally solid in 2021 against a backdrop of strong U.S. economic and financial market growth. The Trustees considered Putnam Management’s observation that, despite an environment of generally strong growth, there had been various headwinds experienced in 2021. For the one-year period ended December 31, 2021, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 52nd percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, delivered a gross return that trailed their benchmarks by 0.1%. Over the longer-term, the Committee noted that, on an asset-weighted basis, the Putnam funds delivered strong aggregate performance relative to their Lipper peers over the three-, five- and ten-year periods ended December 31, 2021, ranking in the 31st, 29th and 21st percentiles, respectively, and that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of those periods.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In particular, the Trustees considered The Putnam Fund complex’s performance as reported in the Barron’s/Lipper Fund Families survey (the “Survey”), which ranks mutual fund companies based on their performance across a variety of asset types. The Trustees noted that The Putnam Fund complex continued to rank highly in the Survey, especially over the longer-term, with The Putnam Funds ranking as the 6th best performing mutual fund complex out of 45 complexes for the ten-year period and 13th out of 49 complexes for the five-year period. The Trustees noted that 2021 marked the fifth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also considered that The Putnam Fund complex’s Survey performance over

Putnam VT High Yield Fund 27

the one-year period was solid, with The Putnam Funds ranking 27th out of 51 complexes. In addition to the Survey, the Trustees also considered the Putnam funds’ ratings assigned by Morningstar Inc., noting that 25 of the funds were four- or five-star rated at the end of 2021 (representing a decrease of one fund year-over-year) and that this included nine funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2021 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — High Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2021 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
2nd	2nd	2nd

Over the one-year, three-year and five-year periods ended December 31, 2021, there were 100, 100 and 96 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2021 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

28 Putnam VT High Yield Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2022. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2021 through December 2021. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2021. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Barbara M. Baumann, Vice Chair
Boston, MA 02110	P.O. Box 219697	Liaquat Ahamed
	Kansas City, MO 64121-9697	Katinka Domotorffy
Investment Sub-Advisor	1-800-225-1581	Catharine Bond Hill
Putnam Investments Limited		Jennifer Williams Murphy
16 St James’s Street	Custodian	Marie Pillai
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
Limited Partnership
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT High Yield Fund 29

This report has been prepared for the shareholders
of Putnam VT High Yield Fund.	VTSA034 330239 8/22

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 26, 2022